OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT PAYABLES- RELATED PARTIES
Security account set up fee-Staff	$ 367,670	$ 306,270	$ 90,632
Other Payables	$ 367,670	$ 306,270	$ 90,632